Available-for-sale Financial Assets Non Current - Summary of Available-for-sale Financial Assets Non Current (Detail) $ in Millions	Dec. 31, 2017 TWD ($)
Disclosure Of Financial Assets [Line Items]
Available-for-sale financial assets, non current	$ 5,751
Domestic listed stocks [Member]
Disclosure Of Financial Assets [Line Items]
Available-for-sale financial assets, non current	3,125
Domestic non-listed stocks [Member]
Disclosure Of Financial Assets [Line Items]
Available-for-sale financial assets, non current	2,332
Foreign non-listed stocks [Member]
Disclosure Of Financial Assets [Line Items]
Available-for-sale financial assets, non current	$ 294